Loans, borrowings and debentures (Details 3 - Textuals) R$ in Thousands		12 Months Ended
	Apr. 09, 2024 BRL (R$)	Dec. 31, 2024 BRL (R$) NUMBER	Nov. 30, 2024 BRL (R$)
Loans and borrowings
Cash collateral investment partially redeemed		R$ 10,891
Amendment in financing agreement
Loans and borrowings
Aggregate principal amount	R$ 6,500,000
Reduction of liabilities arising from acquisitions term	1 year
Reduction of liabilities arising from acquisitions amount	R$ 50,000
Banco Bradesco S.A. | Financing agreements
Loans and borrowings
Aggregate principal amount		8,864
Banco Santander Brasil S.A. | Financing agreements
Loans and borrowings
Aggregate principal amount		R$ 11,196
Banco Votorantim S.A.
Loans and borrowings
Cash collateral investment partially redeemed			R$ 6,065
Debentures | Long-term interest rate (TJLP) | Financing agreements | One to One Engine Desenvolvimento e Licenciamento de Sistemas de Informática AS – Direct One
Loans and borrowings
Percentage of Company's corporate stock guaranteed in borrowing financial covenants		10.00%
Debentures | Long-term interest rate (TJLP) | Financing agreements | One to One Engine Desenvolvimento e Licenciamento de Sistemas de Informática AS – Direct One | November 30, 2023 and December 31, 2024
Loans and borrowings
Aggregate principal amount		R$ 4,000
Debentures | Long-term interest rate (TJLP) | Financing agreements | One to One Engine Desenvolvimento e Licenciamento de Sistemas de Informática AS – Direct One | January 1, 2025 and December 31, 2025
Loans and borrowings
Aggregate principal amount		3,000
Debentures | Long-term interest rate (TJLP) | Financing agreements | One to One Engine Desenvolvimento e Licenciamento de Sistemas de Informática AS – Direct One | January 1, 2026 and December 31, 2026
Loans and borrowings
Aggregate principal amount		2,000
Working capital | Financing agreements
Loans and borrowings
Aggregate principal amount		R$ 96,729
Number of times of first payment of principal plus interest in borrowings | NUMBER		3
Working capital | Financing agreements | Minimum
Loans and borrowings
Percentage of accounts receivable guaranteed in borrowings		20.00%
Working capital | Financing agreements | Maximum
Loans and borrowings
Percentage of accounts receivable guaranteed in borrowings		50.00%